                                                         [AIM LOGO APPEARS HERE]



                                                  [GRAPHIC COLLAGE APPEARS HERE]


                                                         AIM MUNICIPAL BOND FUND


                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 1995

AIM MUNICIPAL BOND FUND

For shareholders who seek a high level of current income exempt from federal income taxes by investing in a diversified portfolio of municipal bonds.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the 4.75% maximum sales charge, and Class B share performance reflects the applicable contingent deferred sales charge
      (CDSC) for the period involved. The CDSC on Class B shares declines from 5% to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares.
o In 1995, the Fund paid distributions of $0.462 and $0.396 for Class A and Class B shares, respectively.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price.
o The Fund's 30-day SEC yield is calculated on the basis of a 30-day period according to the SEC formula. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of its holdings, net of all expenses and expressed on an annualized basis.
o The Fund's portfolio composition may change and there is no assurance the Fund will continue to hold any one particular security.
o     Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper General Municipal Debt Funds Index represents an average of the performance of the 30 largest municipal debt funds charted by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
o The Lehman Brothers Municipal Bond Index is an unmanaged composite representing an approximation of the performance of investment-grade municipal bonds.
o The Lehman Brothers Long-Term Treasury Bond Index is an unmanaged composite generally considered representative of long-term U.S. Treasury issues (maturities of 20 to 30 years). The index's SEC yield is calculated on the basis of a 30-day period according to the SEC formula, which reflects the yield to maturity of the bonds in the index and includes both and interest and amortization of any discount or premium to the face value of the bonds.
o An investment cannot be made in any of the indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                 A Message from
                                                                   the Chairman

                   Dear Fellow Shareholder:

                   In an environment of declining interest rates and rising
                   debate about the shape of the U.S. tax code, AIM Municipal
    [PHOTO         Bond Fund delivered excellent total returns for the fiscal
   Charles T.      year ended December 31, 1995.  Shareholders enjoyed a total
     Bauer,        return of 13.05% for Class A shares, and 12.14% for Class B
   Chairman        shares. The Fund's assets under management grew to $306.3
 of the Board      million from $266.6 million during the fiscal year.
 APPEARS HERE]        The Fund offered very attractive tax-free income. At
                   fiscal year-end, the 30-day SEC yield for Class A shares was 4.22% at maximum offering price. Adjusted for the highest marginal federal income tax rate of 39.6%, that translates into taxable equivalent yield of 6.99%. For Class B shares, the 30-day SEC yield was 3.61%, a tax-equivalent 5.98% yield. The 30-day distribution rate of A shares was 5.23% at maximum offering price. Adjusted for the highest marginal federal income tax rate of 39.6%, that equals a taxable equivalent yield of 8.66%. For Class B shares the 30-day distribution rate at fiscal year-end was 4.69%, equivalent to a taxable 7.76%. By comparison, taxable U.S. Treasury 30-year bonds yielded 5.95% at year-end.
   Indeed, 1995 was a memorable year for your Fund and for AIM overall.
AIM's net assets under management grew from $27 billion to approximately $42 billion. We now serve more than 2 million shareholders like you who continue to count on our expertise and diligence in investment management.
   While we enjoy the success of such a good year, we are reminded that market cycles come and go. Many analysts are cautioning that it would be unrealistic to expect another year of double-digit growth in bond markets. That is why AIM always cautions investors to keep in mind that those who have retained a long-term perspective have generally enjoyed the greatest returns on their investment. Our more detailed discussion of the year's markets, your Fund's strategies, and our outlook for the future appears in the Management's Discussion & Analysis that begins on the following page.
   We appreciate your confidence in AIM Municipal Bond Fund to provide income and to help build your financial future. As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, dial the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,

/S/ CHARLES T. BAUER


Charles T. Bauer
Chairman



GROWTH IN ASSETS


12/31/95         $306.3
                 million

12/31/94         $266.6
                 million

Management's
Discussion & Analysis

---------------------
  . . . tax-exempt

municipal securities

   were providing

     90% or more

  of the yield of a

   30-year taxable

   Treasury bond,

  the highest ratio

   since 1989. . .
---------------------

   PORTFOLIO COMPOSITION
     (As of 12/31/95)




General Obligations       24%
Revenue Bonds             76%


DECLINING INTEREST RATES, TAX REFORM DISCUSSION SHAPE MUNICIPAL BOND MARKET IN 1995

1995 was a dramatic year in financial markets. Continued strong earnings reports by U.S. corporations, moderate economic growth, restrained inflation, and declining interest rates fueled a bull market for both equities and bonds.
   While stock markets repeatedly pushed such benchmarks as the Dow Jones Industrial Average to new highs, bonds also thrived. The yield on a 30-year Treasury dropped almost 2% during the year, from 7.88% to 5.95%, thereby boosting the value of outstanding Treasuries. One benchmark of bond performance, the Lehman Brothers Aggregate Bond Index, produced total return of 18.47%, the kind of double-digit return thought more typical of equities markets. Municipal bonds shared this bounty; the Lipper General Municipal Debt Funds Index delivered a total return of 16.98%.
   Contradictory forces affected the municipal bond market. On the one hand, current yields on municipal bonds were constrained by falling interest rates, which puts upward pressure on the price of existing debt securities. Additional upward price pressure resulted from a continued lack of supply as issues of new bonds dropped below even 1994's relatively slow pace.
   On the other hand, with talk of federal tax reform widespread, the market tried to anticipate the level of yield investors would demand should municipal bonds lose their tax advantage. By the fall of 1995, tax-exempt municipal securities were providing 90% or more of the yield of a 30-year taxable Treasury bond, the highest ratio since 1989, according to The Bond Buyer.

YOUR INVESTMENT PORTFOLIO
AIM Municipal Bond Fund continued to emphasize quality in its portfolio as a way to provide solid current income while controlling potential volatility. For example, 53% of the portfolio's holdings were rated AAA at the close of the reporting period, up from 43% when it opened. AA-rated securities were raised from 18% to 21% of the portfolio, and 44% of the securities were credit enhanced, that is, backed by insurance or escrowed with U.S. Treasuries or letters of credit. The Fund continued to provide attractive current yield.
   Standard & Poor's Corporation, a widely known credit-rating agency, reaffirmed the Fund's above-average credit quality rating of Af. S&P ratings are historical and are based on an annual analysis of the Fund's portfolio credit quality, composition, and management. As the fiscal year closed, the Fund's portfolio was well diversified to minimize volatility, having been expanded to 168 holdings, up from 136 as the year began.

OUTLOOK FOR THE FUTURE
As the fiscal year closed, it was the consensus of economists and other market watchers that interest rates should remain stable or decline and that inflation should remain under control during 1996. Lagging Christmas sales, continued restructurings and layoffs by U.S. corporations, and flat wages were fostering concern that economic growth could be more sluggish than desired.
   In terms of market pressures, 1996 may be very similar to 1995. Most bond specialists consider moderate, noninflationary growth a likely scenario, and at the end of January 1996, the Federal Reserve Board provided the 0.25% reduction in short-term interest rates many had anticipated. The Public Securities Association, a trade group, has predicted 1996 new issuance of municipal securities at roughly the same level as during 1995, so the forces that

--------------------------------------------------------------------------------
TOP 5 HOLDINGS
(As of 12/31/95)
--------------------------------------------------------------------------------

                                          COUPON     MATURITY
ISSUER                                     RATE        DATE
1.   New York State
     Urban Development Corp.               7.375%      1/1/18
2.   Connecticut (State of)                6.50%      1/15/12
3.   Mississippi Higher
     Education Assistance Corp.            7.50%       3/1/09
4.   New York (City of)                    7.65%       2/1/06
5.   University of Illinois
     Auxiliary Facilities System           5.75%       4/1/22

================================================================================



              See important Fund disclosure on inside front cover.

                                                                     Long-Term
                                                                     Performance

hold down yield are still in place.
   However, as the Presidential election year develops, and especially if tax reform or simplification becomes a serious political issue, concern about the relative advantages of tax-free municipal bonds will continue to put pressure on yields.
   Rather than basing decisions on educated guesses about the shape of future markets, AIM remains committed to its disciplined investment strategy, which examines the merits of each security it may buy or sell. In municipal bond investing, management carefully scrutinizes the credit and structure of each issue and its potential impact on the portfolio. Given the tax system in place at the close of the fiscal year, tax-free investments like AIM Municipal Bond Fund remain an important component of a diversified investment portfolio for investors who wish to shelter some income from federal taxation.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-------------------------------------------------------------------------------------------------------------------------

               AIM Municipal Bond Fund         AIM Municipal Bond Fund          Lehman Bros.          Lipper General
          Class A Shares (w/o sales charge) Class A Shares (w/sales charge)  Municipal Bond Index  Municipal Debt Index
12/85                  $10,000                          $9,529                     $10,000                10,000
12/86                   12,119                          11,549                      11,932                11,961
12/87                   11,892                          11,332                      12,111                11,885
12/88                   13,358                          12,729                      13,342                13,260
12/89                   14,654                          13,964                      14,782                14,526
12/90                   15,425                          14,700                      15,859                15,465
12/91                   17,478                          16,655                      17,734                17,364
12/92                   19,069                          18,171                      19,352                18,910
12/93                   21,292                          20,289                      21,729                21,259
12/94                   20,485                          19,520                      20,606                19,974
12/95                   23,157                          22,067                      24,203                23,367
-------------------------------------------------------------------------------------------------------------------------

         Past performance cannot guarantee comparable future results.

Source: Towers Data Systems HYPO(R) and Lipper Analytical Services.


An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.
Source: Towers Data Systems HYPO(R).
   The performance of Class B shares will differ from that of Class A shares due to differing fees and expenses.
   For Fund performance calculations and descriptions of the indexes cited on this page, please refer to the inside front cover of this report.

-------------------------------------------------------------------------------------------------------------------------
A HISTORY OF ATTRACTIVE TAX-FREE INCOME
-------------------------------------------------------------------------------------------------------------------------

AIM Municipal Bond Fund vs. Lehman Brothers Long-Term Treasury Bond Index;
12/85 through 12/95

                      AIM Municipal Bond Fund                     Lehman Bros. Long-Term
                           Class A Shares                  Treasury Bond Index After-Tax Yields
12/85                             8.58%                                     5.58%
12/86                             6.78                                      4.20
12/87                             6.56                                      6.10
12/88                             7.30                                      6.11
12/89                             6.91                                      5.76
12/90                             7.05                                      6.27
12/91                             6.27                                      5.82
12/92                             6.14                                      5.38
12/93                             5.57                                      4.06
12/94                             6.17                                      4.82
12/95                             5.49                                      3.64
-------------------------------------------------------------------------------------------------------------------------

         Past performance cannot guarantee comparable future results.

The Lehman Brothers Long-Term Treasury Bond Index is an unmanaged composite generally considered representative of long-term U.S. Treasury issues (maturities of 20 to 30 years). Yields for the index are shown after tax. AIM Municipal Bond Fund 30-day distribution rates are shown at net asset value.

--------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------

For periods ended December 31, 1995

                               Without           With
                            Sales charge     Sales charge
CLASS A SHARES
   1 Year                      13.05%            7.65%
   5 Years                      8.46             7.42
   10 Years                     8.76             8.24
CLASS B SHARES
   1 Year                      12.14%            7.14%
Inception (9/1/93)              3.81             2.63
--------------------------------------------------------------

             See important Fund disclosure on inside front cover.

HOW LIKELY IS TAX REFORM?

                 Tax reform may be a major issue in the upcoming Presidential
 [Graphic of     election.
  capitol           A radical overhaul of the federal tax code that eliminated
  building]      the tax exemption for municipal bonds would surely affect such investments as AIM Municipal Bond Fund. The value of existing municipal debt securities and the yields on new issues would necessarily change until the return on such investments became sufficiently attractive in the absence of a tax break.
   For this reason, many foresee havoc in the municipal debt markets if tax reform does indeed take place, and, as discussed in this report's Management's Discussion & Analysis, the speculation concerning tax reform has already affected the markets.
   But as commentators speculate about potential effects of tax reform, AIM Municipal Bond Fund management makes the following observations:

o As of this writing, there is no tax bill before Congress. Washington tweaks the tax code annually, so there are always minor adjustments being made. However, the kind of major legislation it would take to revamp the federal tax system has not been formally proposed. The current conversation concerning flat taxes and total system overhauls consists mostly of philosophical discussion and of speculation about the possible contents of such major legislation.

   If and when specific legislation is proposed, the political process is likely to lead to numerous modifications of the simplification ideas being discussed. Two political facts come to mind:

1) Many of the changes regularly mentioned in the press would raise most people's taxes to avoid reducing tax receipts. Research by John Nuveen & Co., a specialist in tax-exempt investments, showed that in 1993, approximately 13% of personal income went to the Internal Revenue Service in the form of personal income taxes (excluding Social Security taxes). Flat-tax proponents typically talk of income tax rates in the 17 to 23% range. How likely is it that raising rates that significantly for most people will pass political muster?

2) As of early 1996, momentum in Washington seems to be behind the idea of transferring responsibilities back to the state and/or local level, as shown by proposals concerning Medicare, Medicaid, and welfare reform especially. Since the tax exemption for municipal bonds is designed to enhance state and local government access to the capital markets, there is bound to be widespread and forceful opposition to limiting that exemption just as the responsibilities of states and municipalities are being expanded.

WHAT TO DO?
A wise investor will stay informed and stay in touch with his or her tax adviser to keep up with changes to the tax code. Despite all the publicity surrounding tax reform, for the foreseeable future, tax-exempt investments such as AIM Municipal Bond Fund will continue to be useful in providing shareholders an opportunity to earn a steady stream of tax-free income.

                                                                     Financials

SCHEDULE OF INVESTMENTS

December 31, 1995

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
ALASKA-2.36%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)                                  AAA        Aaa        $ 3,755  $   3,948,683
--------------------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Collateralized Mortgage Program First Series RB
  6.875%, 06/01/33                                    AAA        Aaa          2,050      2,173,451
--------------------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.; Series A RB
  6.375%, 12/01/02(c)(d)                              A+         Aa           1,000      1,109,150
--------------------------------------------------------------------------------------------------
                                                                                         7,231,284
--------------------------------------------------------------------------------------------------

ARKANSAS-2.04%

Fayetteville (City of); Water and Sewer Refunding
  and Improvement Series 1992 RB
  6.15%, 08/15/12                                     A          A            2,000      2,145,960
--------------------------------------------------------------------------------------------------
Little Rock (City of); Sewer Improvement Series B RB
  5.75%, 02/01/06                                     AA+        Aa           2,000      2,081,480
--------------------------------------------------------------------------------------------------
Little Rock (City of); Solid Waste Disposal Series
  1995 RB
  5.80%, 05/01/16                                     A-         A1           1,000      1,015,730
--------------------------------------------------------------------------------------------------
Little Rock (City of); Waste Disposal Series 1995 RB
  5.65%, 05/01/11                                     A-         A1           1,000      1,011,460
--------------------------------------------------------------------------------------------------
                                                                                         6,254,630
--------------------------------------------------------------------------------------------------

ARIZONA-1.80%

Arizona (State of) Educational Loan Marketing
  Corp.; RB
  6.125%, 09/01/02(b)                                 --         Aa           1,900      2,026,274
--------------------------------------------------------------------------------------------------
Pima (County of) Unified School District #10
  (Amphitheater); School Improvement Series 1992 E GO
  6.50%, 07/01/05                                     A+         A            3,100      3,495,467
--------------------------------------------------------------------------------------------------
                                                                                         5,521,741
--------------------------------------------------------------------------------------------------

CALIFORNIA-1.22%

California (State of); GO
  6.00%, 08/01/19(e)                                  AAA        Aaa          1,000      1,054,400
--------------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency; RB
  7.45%, 08/01/11                                     AA-        Aa             910        970,042
--------------------------------------------------------------------------------------------------
Sacramento (City of) California Cogeneration
  Authority Procter & Gamble Project Series 1995 RB
  7.00%, 07/01/04                                     BBB-       --             500        556,070
--------------------------------------------------------------------------------------------------
San Francisco (City and County of) Parking
  Authority; Parking Meter Series 1994 RB
  7.00%, 06/01/13(e)                                  AAA        Aaa          1,000      1,167,750
--------------------------------------------------------------------------------------------------
                                                                                         3,748,262
--------------------------------------------------------------------------------------------------

COLORADO-0.92%

Adams County School District Number 1; Unlimited
  Tax Building Series 1992-A GO
  6.625%, 12/01/02(d)(e)                              AAA        Aaa            500        567,730
--------------------------------------------------------------------------------------------------

Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
COLORADO (Continued)

Colorado (State of) Housing Finance Authority
  (Single Family Residential Housing);
  Series 1987 B RB
  9.00%, 09/01/17                                     --         Aa         $   595  $     621,561
--------------------------------------------------------------------------------------------------
Mesa County School District #51; 1989 Series B
  Certificates of Participation
  6.875%, 12/01/05(e)                                 AAA        Aaa          1,465      1,635,555
--------------------------------------------------------------------------------------------------
                                                                                         2,824,846
--------------------------------------------------------------------------------------------------

CONNECTICUT-3.99%

Connecticut (State of); General Purpose Public
  Improvement Series 1992-A GO
  6.50%, 03/15/02(c)(d)                               NRR        NRR          5,500      6,188,105
--------------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Connecticut Power & Light); Series 1993 A RB
  5.10%, 09/01/28(f)(g)                               A-1+       VMIG-1       2,000      2,000,000
--------------------------------------------------------------------------------------------------
Connecticut Resource Recovery Authority (American
  Ref-Fuel Co.) (Southeastern Connecticut Project);
  Corporate Credit Series 1988 RB
  8.10%, 11/15/15(b)                                  A          A2             925      1,031,495
--------------------------------------------------------------------------------------------------
Connecticut Resource Recovery Authority (American
  Ref-Fuel Co.) (Southeastern Connecticut Project);
  Series 1988 A RB
  7.875%, 11/15/06(b)                                 AA-        Baa1         1,700      1,885,113
--------------------------------------------------------------------------------------------------
  8.00%, 11/15/15(b)                                  AA-        Baa1         1,000      1,112,490
--------------------------------------------------------------------------------------------------
                                                                                        12,217,203
--------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA-0.87%

District of Columbia; Unlimited Tax Refunding
  Series 1986 A GO
  7.875%, 06/01/96(c)(d)                              AAA        Aaa          1,000      1,035,960
--------------------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series D GO
  6.60%, 06/01/96                                     B          Ba           1,600      1,610,624
--------------------------------------------------------------------------------------------------
                                                                                         2,646,584
--------------------------------------------------------------------------------------------------

FLORIDA-2.54%

Escambia (County of) (Champion International Corp.
  Project); PCR
  6.90%, 08/01/22(b)                                  BBB        Baa1         1,125      1,207,001
--------------------------------------------------------------------------------------------------
Florida (State of) Public Education Services (Board
  of Education Capital Outlay); Series B RB
  5.75%, 06/01/15                                     AA         Aa           1,500      1,548,540
--------------------------------------------------------------------------------------------------
Jacksonville (City of) (River City Renaissance
  Project); Sales Tax RB
  5.65%, 10/01/14(e)                                  AAA        Aaa          1,000      1,030,770
--------------------------------------------------------------------------------------------------
Leon (County of); Certificates of Participation
  Series A RB
  5.875%, 01/01/98                                    --         Baa1         1,700      1,741,106
--------------------------------------------------------------------------------------------------
Miami (City of) Parking System; Series 1992 A RB
  6.70%, 10/01/06                                     A          A            1,120      1,251,029
--------------------------------------------------------------------------------------------------
Orange County Housing Authority (Smokewood/Sun Key
  Apartments Project); Multi-Family Housing
  Refunding Series 1992 A RB
  5.25%, 12/01/22(f)(g)                               A-1        --           1,000      1,000,000
--------------------------------------------------------------------------------------------------
                                                                                         7,778,446
--------------------------------------------------------------------------------------------------

                                                                      Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE

GEORGIA-1.42%

Georgia (State of) Housing and Finance Authority
  (Home Ownership Opportunity Program); Series C RB
  6.50%, 12/01/11                                     AA+        Aa         $ 1,000  $   1,056,640
--------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority; Series P RB
  8.00%, 01/01/98(c)(d)                               AAA        Aaa          2,000      2,188,640
--------------------------------------------------------------------------------------------------
Savannah (City of) Economic Developement Authority
  (Hershey Foods Corp. Project); IDR
  6.60%, 06/01/12                                     AA-        --           1,000      1,092,090
--------------------------------------------------------------------------------------------------
                                                                                         4,337,370
--------------------------------------------------------------------------------------------------

ILLINOIS-7.90%

Berwyn (City of) (Macneal Memorial Hospital
  Association); Hospital Series 1991 RB
  7.00%, 06/01/15(e)                                  AAA        Aaa          3,250      3,566,907
--------------------------------------------------------------------------------------------------
Cook (County of); Series 1992 B GO
  5.75%, 11/15/07(e)                                  AAA        Aaa          2,000      2,104,760
--------------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax Series 1993 B RB
  6.50%, 06/15/13                                     AAA        A1           1,500      1,638,780
--------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (CPC International Project); PCR
  6.75%, 05/01/16                                     --         A2           2,500      2,683,575
--------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority (Evangelical
  Hospital Corp.); RB
  6.25%, Series A 04/15/22                            AA-        --           1,000      1,019,930
--------------------------------------------------------------------------------------------------
  6.25%, Series 1992-C 04/15/22                       AA-        A1           1,150      1,172,919
--------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority (Franciscan
  Sisters Health Care); Refunding Series 1992 RB
  6.40%, 09/01/04(e)                                  AAA        Aaa          2,475      2,725,346
--------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority (Ravenswood
  Hospital Medical Center); Refunding Series
  1987 A RB
  8.80%, 06/01/06                                     --         Baa1         1,000      1,063,700
--------------------------------------------------------------------------------------------------
Joliet Regional Port District (Terminal Facilities
  Project - The Dow Chemical Co.); Adjustable
  Tender Industrial Building Series 1995 RB
  6.10%, 07/15/13(g)                                  --         P-1            700        700,000
--------------------------------------------------------------------------------------------------
Metropolitan Fair and Exposition Authority; Series
  1986 RB
  6.00%, 06/01/14(e)                                  AAA        Aaa          2,500      2,505,675
--------------------------------------------------------------------------------------------------
Peoria and Pekin and Waukegan (Cities of); GNMA
  Collateralized Mortgage Series 1990 RB
  7.875%, 08/01/22(b)                                 AAA        --             160        170,645
--------------------------------------------------------------------------------------------------
University of Illinois Auxiliary Facilities System;
  Series 1991 RB
  5.75%, 04/01/22                                     AA-        Aa           4,750      4,850,938
--------------------------------------------------------------------------------------------------
                                                                                        24,203,175
--------------------------------------------------------------------------------------------------

KENTUCKY-0.68%

Trimble (County of) (Louisville Gas & Electric); PCR
  7.25%, 12/01/16                                     AA         Aa2          2,000      2,095,340
--------------------------------------------------------------------------------------------------

Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
LOUISIANA-1.82%

Louisiana Public Facilities Authority (Louisiana
  Department of Health and Hospital Medical Center
  of Louisiana at New Orleans Project);
  Series 1992 RB
  6.125%, 10/15/07(e)                                 AAA        --         $ 2,775  $   2,936,061
--------------------------------------------------------------------------------------------------
Louisiana Public Facilities Authority (Our Lady of
  Lake Regional Hospital); Hospital Refunding
  Series C RB
  6.00%, 12/01/07(e)                                  AAA        Aaa          2,500      2,649,775
--------------------------------------------------------------------------------------------------
                                                                                         5,585,836
--------------------------------------------------------------------------------------------------

MAINE-0.37%

Maine (State of) Education Loan Authority;
  Education Loan Series A-2 RB
  6.95%, 12/01/07(b)                                  --         A            1,045      1,122,894
--------------------------------------------------------------------------------------------------

MARYLAND-0.39%

Maryland Health and Higher Education Facilities
  Authority (Doctors Community Hospital Inc.);
  Series 1990 RB
  8.75%, 07/01/00(c)(d)                               AAA        Aaa          1,000      1,198,800
--------------------------------------------------------------------------------------------------

MASSACHUSETTS-6.09%

Massachusetts (State of); Consolidated Loan Series
  1991 C GO
  7.00%, 08/01/01(c)(d)                               NRR        NRR          2,450      2,806,769
--------------------------------------------------------------------------------------------------
Massachusetts Health and Education Facilities
  Authority (Anna Jaques Hospital Issue);
  Series B RB
  6.875%, 10/01/12                                    --         Baa1         1,400      1,459,010
--------------------------------------------------------------------------------------------------
Massachusetts Health and Education Facilities
  Authority (Lowell General Hospital);
  Series 1991 A RB
  8.40%, 06/01/11                                     --         Baa1         3,550      4,003,868
--------------------------------------------------------------------------------------------------
Massachusetts Health and Education Facilities
  Authority (Sisters of Providence Health System);
  Series A RB
  6.625%, 11/15/22                                    BBB        Baa1         3,500      3,467,100
--------------------------------------------------------------------------------------------------
Massachusetts Health and Education Facilities
  Authority (Valley Regional Health System Issue);
  Series 1990 B RB
  8.00%, 07/01/00(c)(d)                               NRR        Aaa          3,000      3,505,260
--------------------------------------------------------------------------------------------------
Massachusetts Municipal Wholesale Electric
  Cooperative Power Supply; System Series 1992 A RB
  6.75%, 07/01/08(e)                                  AAA        Aaa          3,000      3,408,540
--------------------------------------------------------------------------------------------------
                                                                                        18,650,547
--------------------------------------------------------------------------------------------------

MICHIGAN-2.98%

Detroit (City of) School District; School Building
  and Site (Unlimited Tax) Series 1992 GO
  6.00%, 05/01/05                                     AA         Aa           1,000      1,070,760
--------------------------------------------------------------------------------------------------
  6.15%, 05/01/07                                     AA         Aa           1,300      1,391,533
--------------------------------------------------------------------------------------------------
Flat Rock (City of) Community School District;
  Series 1995 GO
  5.25%, 05/01/09(e)                                  AAA        Aaa            645        640,672
--------------------------------------------------------------------------------------------------
Lake Orion Community School District; School
  Building and Site (Unlimited Tax) Refunding
  Series 1994 GO
  7.00%, 05/01/05(e)                                  AAA        Aaa          2,500      2,956,500
--------------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority; RB
  6.60%, 04/01/12                                     A+         --           1,000      1,047,150
--------------------------------------------------------------------------------------------------

                                                                      Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
MICHIGAN (Continued)

Michigan (State of) Hospital Finance Authority
  (Sinai Hospital); Series 1995 RB
  6.625%, 01/01/16                                    --         Baa        $ 1,250  $   1,267,013
--------------------------------------------------------------------------------------------------
Williamston Community School District; Unlimited
  Tax Series 1996 GO
  5.375%, 05/01/15(e)                                 AAA        --             750        750,270
--------------------------------------------------------------------------------------------------
                                                                                         9,123,898
--------------------------------------------------------------------------------------------------

MISSISSIPPI-2.01%

Jackson (County of) (Chevron Corp.); Series 1992 PCR
  4.90%, 12/01/16(g)                                  --         P-1            700        700,000
--------------------------------------------------------------------------------------------------
Mississippi Higher Education Assistance Corp.;
  Student Loan Series 1994 C RB
  7.50%, 09/01/09(b)                                  --         A            5,000      5,454,300
--------------------------------------------------------------------------------------------------
                                                                                         6,154,300
--------------------------------------------------------------------------------------------------

MISSOURI-1.55%

Independence (City of) Industrial Development
  Authority (The Independence Ridge Apartment
  Project); Multi-Family Housing Series 1985 RB
  5.25%, 12/01/15(f)(g)                               A-1+       --           1,000      1,000,000
--------------------------------------------------------------------------------------------------
Kansas City Industrial Development Authority
  (General Motors Corp. Project); PCR
  6.05%, 04/01/06                                     A-         A3           1,435      1,500,149
--------------------------------------------------------------------------------------------------
Kansas City Municipal Assistance Corp. (Truman
  Medical Center Charitable Foundation);
  Leasehold Improvement Series 1991 A RB
  7.00%, 11/01/08                                     A          A              605        667,684
--------------------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement and
  Energy Resources; Series 1995C PCR
  5.25%, Series 1995E 07/01/07                        --         Aa             500        517,905
--------------------------------------------------------------------------------------------------
  5.85%, Series 1995C 01/01/10                        --         Aa           1,000      1,059,160
--------------------------------------------------------------------------------------------------
                                                                                         4,744,898
--------------------------------------------------------------------------------------------------

NEVADA-1.42%

Humboldt (County of) (Sierra Pacific Project);
  Series 1987 PCR
  6.55%, 10/01/13(e)                                  AAA        Aaa          3,000      3,272,610
--------------------------------------------------------------------------------------------------
Las Vegas (City of); 1992 Limited Tax GO
  6.50%, 10/01/08(e)                                  AAA        Aaa          1,000      1,090,250
--------------------------------------------------------------------------------------------------
                                                                                         4,362,860
--------------------------------------------------------------------------------------------------

NEW HAMPSHIRE-1.94%

New Hampshire Housing Finance Authority; Single
  Family Residential Mortgage Series 1987 B RB
  8.625%, 07/01/13(b)                                 A+         Aa           1,505      1,574,998
--------------------------------------------------------------------------------------------------
New Hampshire State Turnpike System; Series 1990 RB
  7.40%, 04/01/00(c)(d)                               AAA        Aaa          3,850      4,380,222
--------------------------------------------------------------------------------------------------
                                                                                         5,955,220
--------------------------------------------------------------------------------------------------

NEW JERSEY-2.50%

Camden (County of) Municipal Utilities Authority;
  Series 1987 RB
  8.25%, 12/01/17(e)                                  AAA        Aaa          2,000      2,190,860
--------------------------------------------------------------------------------------------------

Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
NEW JERSEY (Continued)

Hudson County Correctional Facility; Certificate of
  Participation Series 1992 RB
  6.60%, 12/01/21(b)                                  AAA        Aaa        $ 1,250  $   1,354,912
--------------------------------------------------------------------------------------------------
New Jersey City Economic Development Authority
  (Atlantic City Sewer Co.); Sewer Facility Series
  1991 RB
  7.25%, 12/01/11(b)(h)                               --         --           1,935      2,166,155
--------------------------------------------------------------------------------------------------
New Jersey Health Care Facility Financing Authority
  (St. Peters Medical Center); Series 1987 C RB
  8.60%, 07/01/97(e)                                  AAA        Aaa          1,250      1,357,163
--------------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
  Agency; Home Buyer Series M RB
  6.95%, 10/01/22(b)(e)                               AAA        Aaa            550        584,144
--------------------------------------------------------------------------------------------------
                                                                                         7,653,234
--------------------------------------------------------------------------------------------------

NEW MEXICO-2.91%

Albuquerque (City of) (Albuquerque Academy
  Project); Educational Facilities Series 1995 RB
  5.75%, 10/15/15                                     AA-        Aa             915        954,510
--------------------------------------------------------------------------------------------------
Los Alamos (County of); Utility Series A RB
  6.00%, 07/01/15(e)                                  AAA        Aaa          2,000      2,118,160
--------------------------------------------------------------------------------------------------
Rio Rancho (City of); Water and Wastewater System
  Series 1995 A RB
  5.90%, 05/15/12(e)                                  AAA        Aaa          2,000      2,089,720
--------------------------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 A RB
  6.25%, 06/01/15(e)                                  AAA        Aaa          2,100      2,238,201
--------------------------------------------------------------------------------------------------
San Juan (County of) Central Consolidated School
  District #22; School Building Series 1996 GO
  5.40%, 08/15/11(e)                                  AAA        Aaa          1,500      1,512,210
--------------------------------------------------------------------------------------------------
                                                                                         8,912,801
--------------------------------------------------------------------------------------------------

NEW YORK-10.08%

New York (City of); GO
  8.25%, Series 1991 F 11/15/01(c)(d)                 NRR        Aaa          1,840      2,234,533
--------------------------------------------------------------------------------------------------
  7.65%, Series 1992 F 02/01/06                       BBB+       Baa1         4,775      5,287,692
--------------------------------------------------------------------------------------------------
  7.70%, Series D 02/01/09                            BBB+       Baa1         2,000      2,218,720
--------------------------------------------------------------------------------------------------
  7.20%, Series H 02/01/15                            BBB+       Baa1           500        540,680
--------------------------------------------------------------------------------------------------
  8.25%, Series 1991 F 11/15/15                       BBB+       Baa1           160        188,376
--------------------------------------------------------------------------------------------------
  7.00%, Series C, Sub-Series C-1 08/01/17            BBB+       Baa1         2,000      2,150,120
--------------------------------------------------------------------------------------------------
  7.00%, Series B 02/01/18(e)                         AAA        Aaa          1,000      1,118,640
--------------------------------------------------------------------------------------------------
  7.00%, Series H 02/01/20                            BBB+       Baa1           350        374,563
--------------------------------------------------------------------------------------------------
New York City Industrial Development Agency (The
  Lighthouse Inc. Project); Series 1992 RB
  6.50%, 07/01/22(f)                                  AA         Aa2          1,500      1,613,130
--------------------------------------------------------------------------------------------------
New York State Environmental Facility Corp.; Water
  Revenue Series E PCR
  6.875%, 06/15/10                                    A          Aa           3,400      3,839,518
--------------------------------------------------------------------------------------------------
New York State Medical Care Facilities Authority
  (Mental Health Services); Refunding Series
  1987 A RB
  8.875%, 08/15/97(c)(d)                              AAA        Aaa            940      1,030,832
--------------------------------------------------------------------------------------------------

                                                                      Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
NEW YORK (Continued)

New York State Urban Development Corp.; Capital
  Facilities 1991 Series 3 RB
  7.375%, 01/01/02(c)(d)                              NRR        Aaa        $ 7,850  $   9,211,975
--------------------------------------------------------------------------------------------------
New York State Urban Development Corp.; Higher
  Education Technology Grants RB
  5.90%, 04/01/09(e)                                  AAA        Aaa          1,000      1,070,370
--------------------------------------------------------------------------------------------------
                                                                                        30,879,149
--------------------------------------------------------------------------------------------------

NORTH CAROLINA-3.10%

North Carolina Eastern Municipal Power Agency;
  Series 1988 A RB
  8.00%, 01/01/98(c)(d)                               NRR        Aaa          3,000      3,282,960
--------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(e)                                 AAA        Aaa          1,500      1,594,200
--------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (No. 1
  Catawba Electric Project); Refunding RB
  7.25%, 01/01/07                                     A          A            2,750      3,140,555
--------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (No. 1
  Catawba Electric Project); Series 1990 RB
  6.50%, 01/01/10(e)                                  AAA        Aaa          1,115      1,179,826
--------------------------------------------------------------------------------------------------
  6.50%, 01/01/10(c)                                  AAA        Aaa            260        300,908
--------------------------------------------------------------------------------------------------
                                                                                         9,498,449
--------------------------------------------------------------------------------------------------

OHIO-2.84%

Akron Bath Copley Joint Township (Akron City
  Hospital); Series 1987 RB
  8.875%, 11/15/97(c)(d)                              NRR        Aaa          1,610      1,780,934
--------------------------------------------------------------------------------------------------
Butler (County of) Fairfield City School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/15(e)                                  AAA        Aaa          1,000      1,071,600
--------------------------------------------------------------------------------------------------
Hamilton (County of); Electric System Mortgage RB
  8.00%, Series 1998 B 10/15/98(c)(d)                 AAA        Aaa          1,000      1,119,270
--------------------------------------------------------------------------------------------------
  6.00%, Series A 10/15/12(e)                         AAA        Aaa          1,000      1,057,890
--------------------------------------------------------------------------------------------------
Mason (City of) Health Care Facilities (MCV Health
  Care Facilities, Inc.); Series 1990 RB
  7.625%, 02/01/40                                    AAA        --           2,190      2,465,283
--------------------------------------------------------------------------------------------------
Ohio Department of Transportation (Panhandle Rail
  Line Project); Series 1992 Certificates of
  Participation
  6.50%, 04/15/12(e)                                  AAA        Aaa          1,100      1,194,699
--------------------------------------------------------------------------------------------------
                                                                                         8,689,676
--------------------------------------------------------------------------------------------------

OKLAHOMA-2.30%

McAlester (City of) Public Works Authority;
  Refunding and Improvement Series 1995 RB
  5.50%, 12/01/10(e)                                  AAA        Aaa            975        986,836
--------------------------------------------------------------------------------------------------
Southern Oklahoma Memorial Hospital Authority;
  Series 1993 A RB
  5.60%, 02/01/00                                     A          A            2,500      2,595,575
--------------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (Medical
  Center Project - St. Johns Hospital); RB
  6.25%, 02/15/14                                     AA         Aa           2,000      2,094,480
--------------------------------------------------------------------------------------------------

Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
OKLAHOMA (Continued)

Tulsa Public Facilities Authority - Capital
  Improvements - Water System; Series 1988 B RB
  6.00%, 03/01/08                                     A+         --         $ 1,305  $   1,370,485
--------------------------------------------------------------------------------------------------
                                                                                         7,047,376
--------------------------------------------------------------------------------------------------

OREGON-0.78%

Portland (City of) Sewer System; Series 1994 A RB
  6.20%, 06/01/12                                     A+         A1           1,200      1,303,992
--------------------------------------------------------------------------------------------------
  6.25%, 06/01/15                                     A+         A1           1,000      1,082,900
--------------------------------------------------------------------------------------------------
                                                                                         2,386,892
--------------------------------------------------------------------------------------------------

PENNSYLVANIA-2.72%

Lancaster (County of) Solid Waste Management
  Authority; Resource Recovery System Series
  1988 A RB
  8.50%, 12/15/10(b)                                  BBB        A            3,500      3,803,520
--------------------------------------------------------------------------------------------------
Pennsylvania (State of); Third Series GO
  6.75%, 11/15/13(e)                                  AAA        Aaa          1,250      1,401,788
--------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Finance Authority
  (Colver Project); Resource Recovery Series
  1994 D RB
  7.05%, 12/01/10(b)                                  BBB-       --           2,900      3,121,705
--------------------------------------------------------------------------------------------------
                                                                                         8,327,013
--------------------------------------------------------------------------------------------------

PUERTO RICO-1.83%

Puerto Rico (Commonwealth of) Electric Power
  Authority; RB
  7.00%, Series 1991 P 07/01/01(c)(d)                 A-         Baa1         1,325      1,519,311
--------------------------------------------------------------------------------------------------
  6.00%, Series 1989 07/01/10                         A-         Baa1         4,000      4,088,160
--------------------------------------------------------------------------------------------------
                                                                                         5,607,471
--------------------------------------------------------------------------------------------------

RHODE ISLAND-0.82%

Rhode Island Depositors Economic Protection Corp.;
  Special Obligation Series 1992 A RB
  6.95%, 08/01/02(c)(d)                               AAA        Aaa          1,250      1,445,100
--------------------------------------------------------------------------------------------------
Rhode Island Housing and Mortgage Finance Agency;
  Homeownership Opportunity Series 15 B RB
  6.00%, 10/01/04                                     AA+        Aa           1,000      1,056,970
--------------------------------------------------------------------------------------------------
                                                                                         2,502,070
--------------------------------------------------------------------------------------------------

SOUTH CAROLINA-0.69%

South Carolina State Education Assistance
  Authority; Guaranteed Student Loan Series 1990 RB
  6.60%, 09/01/01(b)                                  AA         --             500        531,980
--------------------------------------------------------------------------------------------------
South Carolina State Housing Finance and
  Development Authority; Homeownership Mortgage
  Series 1990 C RB
  7.50%, 07/01/05(b)                                  AA         Aa             500        541,335
--------------------------------------------------------------------------------------------------
South Carolina (State of) Public Service Authority;
  Electric Revenue & Electric System Series C RB
  7.20%, 07/01/06                                     AA-        Aa           1,000      1,037,970
--------------------------------------------------------------------------------------------------
                                                                                         2,111,285
--------------------------------------------------------------------------------------------------

                                                                      Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
TENNESSEE-2.35%

Davidson (County of) Madison Suburban Utility
  District; Water Refunding RB
  5.70%, 02/01/11(e)                                  AAA        Aaa        $ 1,180  $   1,245,372
--------------------------------------------------------------------------------------------------
Nashville and Davidson (Counties of) Metropolitan
  Government; Water and Sewer Refunding
  Series 1986 RB
  7.25%, 01/01/96                                     A          A1             325        333,899
--------------------------------------------------------------------------------------------------
Shelby (County of); School Series 1994 GO
  5.95%, 03/01/17                                     AA+        Aa           2,675      2,787,350
--------------------------------------------------------------------------------------------------
Shelby (County of); Unlimited Tax School GO
  6.00%, 03/01/17                                     AA+        Aa           2,695      2,816,652
--------------------------------------------------------------------------------------------------
                                                                                         7,183,273
--------------------------------------------------------------------------------------------------

TEXAS-15.64%

Arlington Independent School District; Refunding
  Series 1995 GO
  5.75%, 02/15/21(e)                                  --         Aaa          1,000      1,026,310
--------------------------------------------------------------------------------------------------
Austin (City of); Utility System RB
  6.50%, 05/15/11(e)                                  AAA        Aaa          1,380      1,480,519
--------------------------------------------------------------------------------------------------
Austin Community College District; Combined Fee
  Revenue Building and Refunding Series 1995 RB
  6.10%, 02/01/13(e)                                  AAA        Aaa          1,115      1,180,194
--------------------------------------------------------------------------------------------------
Bellville Independent School District; Unlimited
  Tax School Building and Refunding Series 1995 GO
  6.125%, 02/01/20(e)                                 --         Aaa            830        862,511
--------------------------------------------------------------------------------------------------
Brazos Higher Education Loan Authority Inc.;
  Student Loan Refunding RB
  6.45%, Series 1992 C-1 11/01/02(b)                  --         Aa           1,150      1,254,328
--------------------------------------------------------------------------------------------------
  6.50%, Series 1994 B-1 06/01/04(b)                  --         A              700        751,443
--------------------------------------------------------------------------------------------------
Brazos River Authority (Houston Lighting and Power
  Project); Collateralized Series 1986 A RB
  7.875%, 11/01/18(b)(e)                              AAA        Aaa          2,825      2,955,543
--------------------------------------------------------------------------------------------------
Brazos River Harbor Navigation District (Dow
  Chemical Co.); Series 1993 PCR
  5.25%, 05/01/23(b)(g)                               A-1        P-1            200        200,000
--------------------------------------------------------------------------------------------------
Comal County Industrial Development Authority (The
  Coleman Co., Inc. Project); Industrial
  Development Series 1980 RB
  9.25%, 08/01/00(c)                                  NRR        NRR          1,415      1,615,293
--------------------------------------------------------------------------------------------------
Dallas (City of); Unlimited Tax GO
  5.625%, 08/15/11                                    AAA        Aaa            680        689,581
--------------------------------------------------------------------------------------------------
Dallas (City of); Waterworks and Sewer System
  Series 1994 A RB
  6.00%, 10/01/14                                     AA         Aa           2,030      2,145,669
--------------------------------------------------------------------------------------------------
Dallas-Fort Worth Regional Airport Authority;
  Airport Series 1985 RB
  6.10%, 11/01/07(e)                                  AAA        Aaa            430        432,851
  6.10%, 11/01/07                                     A          A1             200        200,326
--------------------------------------------------------------------------------------------------
Dallas Independent School District; Series 1995 GO
  5.70%, 08/15/12(e)                                  AAA        Aaa            500        517,925
--------------------------------------------------------------------------------------------------
Denison Hospital Authority (Texoma Medical Center
  Project); Refunding RB
  8.00%, 09/01/96                                     BBB        --           1,000      1,036,850
--------------------------------------------------------------------------------------------------

Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
TEXAS (Continued)

Farmers Branch; Assessment and Utility System
  Certificates of Obligation RB
  5.40%, 11/01/14                                     A-         A          $ 1,000  $     968,910
--------------------------------------------------------------------------------------------------
Georgetown (City of); Utility System Series
  1995 A RB
  6.20%, 08/15/15(e)                                  AAA        Aaa          1,500      1,577,475
--------------------------------------------------------------------------------------------------
Harris County; Toll Road Unlimited Tax General
  Obligation and Subordinate Lien Refunding Series
  1991 RB
  6.75%, 08/01/14                                     AA         Aa           3,850      4,232,690
--------------------------------------------------------------------------------------------------
Harris County Health Facilities Development Corp.
  (Saint Luke's Episcopal Hospital Project); Series
  1991 RB
  6.70%, 02/15/03                                     AA         Aa           1,000      1,106,160
--------------------------------------------------------------------------------------------------
Harris County Mental Health and Mental Retardation
  Authority; Refunding Series 1992 RB
  6.25%, 9/15/10(e)                                   AAA        Aaa          4,500      4,714,695
--------------------------------------------------------------------------------------------------
Harris County Municipal Utility District #208;
  Water & Sewer System Unlimited Tax Refunding
  Series 1995 RB
  5.50%, 11/01/14(e)                                  AAA        Aaa            905        899,679
--------------------------------------------------------------------------------------------------
Houston (City of); Refunding Series 1992 C GO
  6.25%, 03/01/02(c)(d)                               NRR        NRR          1,470      1,606,916
--------------------------------------------------------------------------------------------------
Hurst, Euless, Bedford, Texas Independent School
  District; Refunding RB
  6.50%, 08/15/24(e)                                  AAA        Aaa          1,000      1,070,630
--------------------------------------------------------------------------------------------------
Hurst, Euless, Bedford, Texas Independent School
  District; Series 1987 GO
  5.80%, 08/15/96                                     AA-        A1             645        653,817
--------------------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Series 1994 Certificates of Participation
  6.00%, 08/15/05(e)                                  AAA        Aaa          1,000      1,089,890
--------------------------------------------------------------------------------------------------
North Central Texas Health Facilities Development
  Corp. (Baylor Health Care Systems); Project A RB
  6.00%, 05/15/13                                     AA         Aa             500        515,525
--------------------------------------------------------------------------------------------------
Plano (City of) Independent School District;
  Unlimited Tax Series 1991 B GO
  5.625%, 02/15/01(c)(d)                              AAA        Aaa          2,500      2,644,600
--------------------------------------------------------------------------------------------------
Richardson (City of) Hospital Authority (Richardson
  Medical Center); Refunding RB
  6.50%, 12/01/12                                     BBB-       Baa          1,925      1,940,208
--------------------------------------------------------------------------------------------------
Round Rock Independent School District; Series A GO
  6.10%, 08/01/09(e)                                  AAA        Aaa          1,760      1,872,746
--------------------------------------------------------------------------------------------------
Texas (State of) Housing Agency; Residential
  Development Mortgage Series 1987 D RB
  8.40%, 07/01/20(b)                                  A+         Aa           3,615      3,818,163
--------------------------------------------------------------------------------------------------
Texas National Research Laboratory Community
  Financing Corp. (Superconducting Super Collider);
  Lease RB
  7.10%, 12/01/01(c)(d)                               AAA        Aaa            600        694,428
--------------------------------------------------------------------------------------------------
Victoria (County of) Texas Hospital Citizens
  Medical Center; RB
  6.20%, 01/01/10(e)                                  AAA        Aaa          1,000      1,067,510
--------------------------------------------------------------------------------------------------

                                                                     Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
TEXAS (Continued)

Weatherford (City of) Independent School District;
  Refunding Series 1994 GO
  6.40%, 02/15/12(e)                                  AAA        Aaa        $ 1,000  $   1,086,910
--------------------------------------------------------------------------------------------------
                                                                                        47,910,295
--------------------------------------------------------------------------------------------------

UTAH-2.38%

Salt Lake (County of) (Service Station Holdings
  Inc. Project - The British Petroleum Co. PLC,
  Guarantor); Refunding Series 1994 PCR
  5.00%, 02/01/08(g)                                  A-1+       Aa3          2,100      2,100,000
--------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency; Federally
  Insured Term Subordinate Single Family Mortgage RB
  6.30%, Series 1994 E-1, 07/01/06                    A+         A1             975      1,036,542
--------------------------------------------------------------------------------------------------
  7.15%, Series 1994 G-1, 07/01/06                    A+         A1           1,105      1,241,313
--------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency; Series
  1994 C RB
  6.05%, 07/01/06                                     --         A1             975      1,017,305
--------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency; Single
  Family Mortgage RB
  6.30%, Series 1995 G, 07/01/16                      AAA        Aaa            500        519,630
--------------------------------------------------------------------------------------------------
  6.45%, Series G2, 07/01/27(b)                       AAA        Aaa          1,330      1,381,790
--------------------------------------------------------------------------------------------------
                                                                                         7,296,580
--------------------------------------------------------------------------------------------------

VIRGIN ISLANDS-1.07%

Virgin Islands Territory (Hugo Insurance Claims
  Fund); Special Tax Bond Series 1991 GO
  7.75%, 10/01/06(h)                                  --         --           2,905      3,262,199
--------------------------------------------------------------------------------------------------

VIRGINIA-1.01%

Peninsula Ports Authority of Virginia (Shell Coal
  and Terminal Co. Project); Unit Priced Demand
  Adjustable Port Facility Refunding Series 1987 RB
  4.95%, 12/01/05(g)                                  AAA        Aa2            500        500,000
--------------------------------------------------------------------------------------------------
Richmond (City of); Public Improvement Refunding
  Series B GO
  6.25%, 01/15/18                                     AA         A1           2,500      2,588,925
--------------------------------------------------------------------------------------------------
                                                                                         3,088,925
--------------------------------------------------------------------------------------------------

WASHINGTON-1.31%

Clark (County of) Gamas School District #117; GO
  6.00%, 12/01/14(e)                                  AAA        Aaa          1,000      1,055,720
--------------------------------------------------------------------------------------------------
King (County of); Unlimited Tax GO
  6.50%, 12/01/11                                     AA+        Aa1            500        504,460
--------------------------------------------------------------------------------------------------
Seattle (City of) Metropolitan Sewer District;
  Series T RB
  6.80%, 01/01/11                                     AA-        A1           1,780      1,950,310
--------------------------------------------------------------------------------------------------
Washington (State of) Health Care Facility
  Authority (Sisters of Providence); Series 1995 RB
  5.50%, 10/01/12(e)                                  AAA        Aaa            500        495,635
--------------------------------------------------------------------------------------------------
                                                                                         4,006,125
--------------------------------------------------------------------------------------------------

WISCONSIN-0.30%

Wisconsin Housing and Economic Development
  Authority; Home Ownership Series 1990 E RB
  8.00%, 03/01/21(b)                                  A+         Aa             865        918,967
--------------------------------------------------------------------------------------------------

Financials

                                                          RATING(a)           PAR       MARKET
                                                       S&P       MOODY'S     (000)       VALUE
WYOMING-0.54%

Lincoln (County of) (Exxon Project); Series
  1984 C PCR
  4.85%, 11/01/14(g)                                  A-1+       --         $   600  $     600,000
--------------------------------------------------------------------------------------------------
Natrona (County of) Wyoming Medical Center; RB
  6.00%, 09/15/11(e)                                  AAA        Aaa          1,000      1,059,560
--------------------------------------------------------------------------------------------------
                                                                                         1,659,560
--------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS-99.48%                                                           304,699,474
--------------------------------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES-0.52%                                                  1,580,855
--------------------------------------------------------------------------------------------------
    NET ASSETS-100.00%                                                               $ 306,280,329
==================================================================================================

Notes to Schedule of Investments:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Security subject to alternative minimum tax.
(c) Secured by an escrow fund of U.S. Treasury obligations.
(d) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(e) Secured by bond insurance.
(f) Secured by a letter of credit.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are the rates in effect on December 31, 1995.
(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

ABBREVIATIONS:
GO - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
NRR - Not Re-Rated
PCR - Pollution Control Revenue Bonds
RB - Revenue Bonds

See Notes to Financial Statements.

                                                                      Financials

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS:

Investments, at market value (amortized cost $282,622,016)                   $304,699,474
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                              1,333,981
-----------------------------------------------------------------------------------------
  Fund shares sold                                                                468,495
-----------------------------------------------------------------------------------------
  Interest                                                                      5,414,913
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                          59,754
-----------------------------------------------------------------------------------------
Other assets                                                                      121,846
-----------------------------------------------------------------------------------------
    Total assets                                                              312,098,463
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                                         4,206,124
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                                          510,689
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                                       59,754
-----------------------------------------------------------------------------------------
  Dividends                                                                       591,917
-----------------------------------------------------------------------------------------
Accrued advisory fees                                                             120,625
-----------------------------------------------------------------------------------------
Accrued administrative service fees                                                 5,437
-----------------------------------------------------------------------------------------
Accrued distribution fees                                                         213,534
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                              2,096
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                        39,926
-----------------------------------------------------------------------------------------
Accrued operating expenses                                                         68,032
-----------------------------------------------------------------------------------------
    Total liabilities                                                           5,818,134
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $306,280,329
=========================================================================================

NET ASSETS:

Class A                                                                      $284,802,514
=========================================================================================
Class B                                                                      $ 21,477,815
=========================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                                        34,274,253
=========================================================================================
Class B                                                                         2,584,697
=========================================================================================
Class A:
  Net asset value and redemption price per share                             $       8.31
=========================================================================================
  Offering price per share:
    (Net asset value of $8.31 plus 95.25%)                                   $       8.72
=========================================================================================
Class B:
  Net asset value and offering price per share                               $       8.31
=========================================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF OPERATIONS

For the year ended December 31, 1995

INVESTMENT INCOME:

Interest                                                                     $17,741,573
----------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                  1,356,225
----------------------------------------------------------------------------------------
Custodian fees                                                                    53,826
----------------------------------------------------------------------------------------
Transfer agent fees - Class A                                                    190,280
----------------------------------------------------------------------------------------
Transfer agent fees - Class B                                                     22,920
----------------------------------------------------------------------------------------
Administrative service fees                                                       65,899
----------------------------------------------------------------------------------------
Trustees' fees                                                                    10,069
----------------------------------------------------------------------------------------
Distribution fees - Class A                                                      686,308
----------------------------------------------------------------------------------------
Distribution fees - Class B                                                      145,330
----------------------------------------------------------------------------------------
Other                                                                            132,607
----------------------------------------------------------------------------------------
    Total expenses                                                             2,663,464
----------------------------------------------------------------------------------------
Less expenses assumed by advisor                                                 (13,200)
----------------------------------------------------------------------------------------
    Net expenses                                                               2,650,264
----------------------------------------------------------------------------------------
Net investment income                                                         15,091,309
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES:

Realized gain on sales of investment securities                                  674,681
----------------------------------------------------------------------------------------
Unrealized appreciation of investment securities                              19,230,259
----------------------------------------------------------------------------------------
    Net gain on investment securities                                         19,904,940
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $34,996,249
========================================================================================

See Notes to Financial Statements.

                                                                     Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1995 and 1994

                                                                  1995               1994
OPERATIONS:

  Net investment income                                       $ 15,091,309       $ 15,777,347
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities                                                     674,681         (2,668,737)
---------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                  19,230,259        (24,480,672)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                               34,996,249        (11,372,062)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (14,621,874)       (15,315,671)
---------------------------------------------------------------------------------------------
  Class B                                                         (654,391)          (269,520)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                               --           (934,223)
---------------------------------------------------------------------------------------------
  Class B                                                               --            (30,963)
---------------------------------------------------------------------------------------------
Return of capital:
  Class A                                                       (1,011,782)          (969,892)
---------------------------------------------------------------------------------------------
  Class B                                                          (45,282)           (17,068)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        9,550,157         (8,364,063)
---------------------------------------------------------------------------------------------
  Class B                                                       11,436,172          7,376,340
---------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       39,649,249        (29,897,122)
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          266,631,080        296,528,202
---------------------------------------------------------------------------------------------
  End of period                                               $306,280,329       $266,631,080
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $285,976,665       $266,770,610
---------------------------------------------------------------------------------------------
  Undistributed net investment income                              (61,021)          (380,687)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on investment
    securities                                                  (1,712,773)        (2,606,042)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              22,077,458          2,847,199
---------------------------------------------------------------------------------------------
                                                              $306,280,329       $266,631,080
=============================================================================================

See Notes to Financial Statements.

Financials

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations - Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually. On January 1, 1995, the Fund adopted the policy of amortizing premiums for book purposes. The cumulative effect of the adjustment to prior periods was a decrease to ending undistributed net investment income of $780,679 with an offsetting increase to unrealized appreciation of investment securities. On December 31, 1995, undistributed net investment income was increased by $504,622, undistributed net realized gain (loss) increased by $218,588 and paid-in capital reduced by $723,210 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,712,774 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2002.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net

                                                                      Financials
assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale. During the year ended December 31, 1995, AIM reimbursed expenses of $13,200 with respect to the Class B shares.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1995, AIM was reimbursed $65,899 for such services.
   The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1995, AFS was paid $141,963 for such services.
   The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides for periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a designated portion of (a) compensation payable to AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1995, the Class A shares and the Class B shares paid AIM Distributors $686,308 and $145,330, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $116,667 from sales of the Class A shares of the Fund during the year ended December 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1995, AIM Distributors received $31,956 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
   During the year ended December 31, 1995, the Fund paid legal fees of $3,370 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund has a $4,900,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of line of credit agreement) through December 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's committed line.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1995 was $120,288,332 and $97,620,202, respectively.

Financials

   The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1995 is as follows:

Aggregate unrealized appreciation of investment securities                                             $22,089,054
------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                               (11,596)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                   $22,077,458
==================================================================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1995 and 1994 were as follows:

                                                                            1995                               1994
                                                                -----------------------------      ----------------------------
                                                                  SHARES            VALUE            SHARES           VALUE
                                                                -----------      ------------      ----------      ------------
Sold:
  Class A                                                         6,038,257      $ 48,938,165       3,774,110      $ 30,827,309
-----------------------------------------------------------     -----------------------------      ----------------------------
  Class B                                                         1,963,653        15,985,997       1,031,724         8,351,056
-----------------------------------------------------------     -----------------------------      ----------------------------
Issued as reinvestment of dividends:
  Class A                                                         1,117,182         9,074,834       1,275,719        10,304,397
-----------------------------------------------------------     -----------------------------      ----------------------------
  Class B                                                            50,725           412,983          24,242           193,390
-----------------------------------------------------------     -----------------------------      ----------------------------
Reacquired:
  Class A                                                        (5,965,522)      (48,462,842)     (6,125,144)      (49,495,769)
-----------------------------------------------------------     -----------------------------      ----------------------------
  Class B                                                          (608,842)       (4,962,808)       (146,039)       (1,168,106)
-----------------------------------------------------------     -----------------------------      ----------------------------
                                                                  2,595,453      $ 20,986,329        (165,388)     $   (987,723)
===========================================================     =============================      ============================

NOTE 7 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the ten-year period ended December 31, 1995 and for a Class B share outstanding during each of the years in the two-year period ended December 31, 1995 and the period September 1, 1993 (date sales commenced) through December 31, 1993.

                                                 1995         1994         1993       1992(a)        1991         1990
                                               --------     --------     --------     --------     --------     --------
CLASS A:
Net asset value, beginning of period           $   7.78     $   8.61     $   8.27     $   8.13     $   7.66     $   7.81
-------------------------------------------    --------     --------     --------     --------     --------     --------
Income from investment operations:
 Net investment income                             0.43         0.46         0.48         0.51         0.52         0.53
-------------------------------------------    --------     --------     --------     --------     --------     --------
 Net gains (losses) on securities
   (both realized and unrealized)                  0.56        (0.78)        0.46         0.21         0.46        (0.14)
-------------------------------------------    --------     --------     --------     --------     --------     --------
   Total from investment operations                0.99        (0.32)        0.94         0.72         0.98         0.39
-------------------------------------------    --------     --------     --------     --------     --------     --------
Less distributions:
 Dividends from net investment income             (0.43)       (0.45)       (0.48)       (0.51)       (0.51)       (0.53)
-------------------------------------------    --------     --------     --------     --------     --------     --------
 Distributions from net realized
   capital gains                                     --        (0.03)       (0.11)       (0.07)          --           --
-------------------------------------------    --------     --------     --------     --------     --------     --------
 Returns of capital                               (0.03)       (0.03)       (0.01)          --           --        (0.01)
-------------------------------------------    --------     --------     --------     --------     --------     --------
   Total distributions                            (0.46)       (0.51)       (0.60)       (0.58)       (0.51)       (0.54)
-------------------------------------------    --------     --------     --------     --------     --------     --------
Net asset value, end of period                 $   8.31     $   7.78     $   8.61     $   8.27     $   8.13     $   7.66
===========================================    ========     ========     ========     ========     ========     ========
Total return(b)                                   13.05%       (3.79)%      11.66%        9.10%       13.30%        5.27%
===========================================    ========     ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $284,803     $257,456     $294,209     $271,205     $273,037     $258,194
===========================================    ========     ========     ========     ========     ========     ========
Ratio of expenses to average net assets            0.88%(c)     0.89%        0.91%        0.90%        0.94%        0.91%
===========================================    ========     ========     ========     ========     ========     ========
Ratio of net investment income to average
 net assets                                        5.26%(c)     5.61%        5.65%        6.15%        6.58%        6.91%
===========================================    ========     ========     ========     ========     ========     ========
Portfolio turnover rate                              36%          43%          24%         160%         289%         230%
===========================================    ========     ========     ========     ========     ========     ========

                                               1989         1988         1987         1986
                                             --------     --------     --------     --------
CLASS A:
Net asset value, beginning of period         $   7.64     $   7.32     $   8.41     $   7.69
-------------------------------------------  --------     --------     --------     --------
Income from investment operations:
 Net investment income                           0.54         0.53         0.51         0.58
-------------------------------------------  --------     --------     --------     --------
 Net gains (losses) on securities
   (both realized and unrealized)                0.18         0.34        (0.65)        1.00
-------------------------------------------  --------     --------     --------     --------
   Total from investment operations              0.72         0.87        (0.14)        1.58
-------------------------------------------  --------     --------     --------     --------
Less distributions:
 Dividends from net investment income           (0.55)       (0.55)       (0.49)       (0.60)
-------------------------------------------  --------     --------     --------     --------
 Distributions from net realized
   capital gains                                   --           --        (0.46)       (0.26)
-------------------------------------------  --------     --------     --------     --------
 Returns of capital                                --           --           --           --
-------------------------------------------  --------     --------     --------     --------
   Total distributions                          (0.55)       (0.55)       (0.95)       (0.86)
-------------------------------------------  --------     --------     --------     --------
Net asset value, end of period               $   7.81     $   7.64     $   7.32     $   8.41
===========================================  ========     ========     ========     ========
Total return(b)                                  9.70%       12.33%       (1.88)%      21.19%
===========================================  ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $262,997     $243,480     $237,225     $281,575
===========================================  ========     ========     ========     ========
Ratio of expenses to average net assets          0.89%        0.87%        0.80%        0.78%
===========================================  ========     ========     ========     ========
Ratio of net investment income to average
 net assets                                      6.97%        7.11%        6.71%        6.99%
===========================================  ========     ========     ========     ========
Portfolio turnover rate                           305%         381%         392%         249%
===========================================  ========     ========     ========     ========

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios are based on average daily net assets of $274,523,268.

                                                                     Financials

                                                                                        1995         1994        1993
                                                                                      --------      ------      ------
CLASS B:
Net asset value, beginning of period                                                  $  7.78       $ 8.61      $ 8.71
---------------------------------------------------------------------------------     --------      ------      ------
Income from investment operations:
 Net investment income                                                                   0.39         0.39        0.14
---------------------------------------------------------------------------------     --------      ------      ------
 Net gains (losses) on securities (both realized and unrealized)                         0.54        (0.78)       0.01
---------------------------------------------------------------------------------     --------      ------      ------
     Total from investment operations                                                    0.93        (0.39)       0.15
---------------------------------------------------------------------------------     --------      ------      ------
Less distributions:
 Dividends from net investment income                                                   (0.37 )      (0.38)      (0.13)
---------------------------------------------------------------------------------     --------      ------      ------
 Distributions from net realized capital gains                                             --        (0.03)      (0.11)
---------------------------------------------------------------------------------     --------      ------      ------
 Returns of capital                                                                     (0.03 )      (0.03)      (0.01)
---------------------------------------------------------------------------------     --------      ------      ------
     Total distributions                                                                (0.40 )      (0.44)      (0.25)
---------------------------------------------------------------------------------     --------      ------      ------
Net asset value, end of period                                                        $  8.31       $ 7.78      $ 8.61
=================================================================================     =======       ======      ======
Total return(a)                                                                         12.14 %      (4.57)%      1.95%
=================================================================================     =======       ======      ======
Ratios/supplemental data:

Net assets, end of period (000s omitted)                                              $21,478       $9,175      $2,319
=================================================================================     =======       ======      ======
Ratio of expenses to average net assets(b)                                               1.68 %(d)    1.67%       1.65%(e)
=================================================================================     =======       ======      ======

Ratio of net investment income to average net assets(c)                                  4.46 %(d)    4.83%       4.91%(e)
=================================================================================     =======       ======      ======
Portfolio turnover rate                                                                    36 %         43%         24%
=================================================================================     =======       ======      ======

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) Ratios of expenses to average daily net assets prior to expense reimbursements are 1.77%, 1.84% and 3.08% (annualized) for the period 1995-1993, respectively.
(c) Ratios of net investment income to average daily net assets prior to expense reimbursements are 4.37%, 4.66% and 3.48% (annualized) for the period 1995-1993, respectively.
(d) Ratios are based on average daily net assets of $14,533,031.
(e) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of December 31, 1995, the results of its operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                                   KPMG Peat Marwick LLP

Houston, Texas
February 7, 1996

                                                                      Trustees
                                                                      & Officers

TRUSTEES                                  OFFICERS                                 OFFICE OF THE FUND
Charles T. Bauer                          Charles T. Bauer                         11 Greenway Plaza
Chairman and Chief Executive Officer      Chairman                                 Suite 1919
A I M Management Group Inc.                                                        Houston, TX 77046
                                          Robert H. Graham
Bruce L. Crockett                         President                                INVESTMENT ADVISOR
Director, President and
Chief Executive Officer                   John J. Arthur                           A I M Advisors, Inc.
COMSAT Corporation                        Senior Vice President & Treasurer        11 Greenway Plaza
                                                                                   Suite 1919
Owen Daly II                              Gary T. Crum                             Houston, TX 77046
Director                                  Senior Vice President
Cortland Trust Inc.                                                                TRANSFER AGENT
                                          Carol F. Relihan
Carl Frischling                           Vice President & Secretary               A I M Fund Services, Inc.
Partner                                                                            P.O. Box 4739
Kramer, Levin, Naftalis, Nessen,          Dana R. Sutton                           Houston, TX 77210-4739
Kamin & Frankel                           Vice President & Assistant Treasurer
                                                                                   CUSTODIAN
Robert H. Graham                          Robert G. Alley
President and Chief Operating Officer     Vice President                           The Bank of New York
A I M Management Group Inc.                                                        110 Washington St.
                                          Stuart W. Coco                           New York, NY 10286
John F. Kroeger                           Vice President
Formerly, Consultant                                                               LEGAL COUNSEL TO FUND
Wendell & Stockel Associates, Inc.        Melville B. Cox
                                          Vice President                           Ballard Spahr Andrews & Ingersoll
Lewis F. Pennock                                                                   1735 Market Street
Attorney                                  Karen Dunn Kelley                        Philadelphia, PA 19103
                                          Vice President
Ian W. Robinson                                                                    LEGAL COUNSEL TO TRUSTEES
Consultant; Former Executive Vice         Jonathan C. Schoolar
President and Chief Financial Officer     Vice President                           Kramer, Levin, Naftalis, Nessen,
Bell Atlantic Management Services, Inc.                                            Kamin & Frankel
                                          P. Michelle Grace                        919 Third Avenue
Louis S. Sklar                            Assistant Secretary                      New York, NY 10022
Executive Vice President
Hines Interests                           David L. Kite                            DISTRIBUTOR
Limited Partnership                       Assistant Secretary
                                                                                   A I M Distributors, Inc.
                                          Nancy L. Martin                          11 Greenway Plaza
                                          Assistant Secretary                      Suite 1919
                                                                                   Houston, TX 77046
                                          Ofelia M. Mayo
                                          Assistant Secretary                      AUDITORS

                                          Kathleen J. Pflueger                     KPMG Peat Marwick LLP
                                          Assistant Secretary                      700 Louisiana
                                                                                   NationsBank Bldg.
                                          Samuel D. Sirko                          Houston, TX  77002
                                          Assistant Secretary

                                          Stephen I. Winer
                                          Assistant Secretary

                                          Mary J. Benson
                                          Assistant Treasurer


REQUIRED FEDERAL INCOME TAX INFORMATION
AIM Municipal Bond Fund Class A and Class B shares paid ordinary dividends in the amount of $0.462 and $0.396 per share, respectively, to shareholders during its tax year ended December 31, 1995. Of this amount, 100% is qualified as exempt-interest dividends for federal income tax purposes.

[PHOTO OF 11 GREENWAY PLAZA]                                           THE AIM FAMILY OF FUNDS(R)
                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Constellation Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH
                                                                       AIM Global Growth Fund
                                                                       AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund

                                                                       INCOME AND GROWTH
                                                                       AIM Global Utilities Fund**

                                                                       HIGH CURRENT INCOME
                                                                       AIM High Yield Fund

                                                                       CURRENT INCOME
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of CT
                                                                       AIM Tax-Free Intermediate Shares

                                                                       CURRENT INCOME AND HIGH DEGREE
                                                                         OF SAFETY
                                                                       AIM Intermediate Government Fund***

                                                                       HIGH DEGREE OF SAFETY AND
                                                                         CURRENT INCOME
                                                                       AIM Limited Maturity Treasury Shares

                                                                       STABILITY, LIQUIDITY, AND
                                                                         CURRENT INCOME
                                                                       AIM Money Market Fund

                                                                       STABILITY, LIQUIDITY, AND CURRENT
                                                                         TAX-FREE INCOME
                                                                       AIM Tax-Exempt Cash Fund*

                                                                       AIM Aggressive Growth Fund was closed to new
                                                                       investors on July 18, 1995. **On May 1, 1995,
                                                                       AIM Utilities Fund broadened its investment
                                                                       strategy to permit up to 80% of its total
AIM Management Group has provided leadership in the                    assets to be invested in foreign securities,
mutual fund industry since 1976 and currently manages                  and was renamed AIM Global Utilities Fund.
approximately $42 billion in assets for more than 2                    ***On September 25, 1995, AIM Government
million shareholders, including individual investors,                  Securities Fund was renamed AIM Intermediate
corporate clients, and financial institutions. The                     Government Fund. For more complete
AIM Family of Funds(R) is distributed nationwide, and                  information about any AIM Fund(s), including
AIM today ranks among the nation's top 20 mutual                       sales charges and expenses, ask your
fund companies in assets under management, according                   financial consultant or securities dealer for
to Lipper Analytical Services, Inc.                                    a free prospectus(es). Please read the
                                                                       prospectus(es) carefully before you invest or
                                                                       send money.

[AIM LOGO APPEARS HERE]                                                -----------------
                                                                           BULK RATE
A I M Distributors, Inc.                                               U.S. POSTAGE PAID
11 Greenway Plaza, Suite 1919                                            HOUSTON, TX
Houston, TX 77046                                                      Permit No. 1919
                                                                       -----------------
